Notes to the Consolidated Statements of Financial Position (Details) € / shares in Units, $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 08, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jul. 08, 2020 USD ($)	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2024 USD ($) shares	Apr. 30, 2023 € / shares shares	Apr. 30, 2023 $ / shares shares
Notes to the Consolidated Statements of Financial Position [Line Items]
Research and development expenses				€ 1,200,000		€ 858		€ 858
General and administrative expense				41,400		95,205		97,413
Cash outflow for leases				400,000		400,000		400,000
Payments for accrued liabilities				6,900,000		11,400,000
Inventory write-downs				500,000	$ 300			€ 0
Reversal of inventory write-down				2,700,000		€ 0
Research allowances				€ 5,100,000
Corporate income tax				15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Solidarity surcharge				0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Trade taxes				13.202%	13.202%	13.065%	13.065%	13.70%	13.70%
Average total tax rate				29.03%	29.03%	28.99%	28.99%	29.50%	29.50%
Taxable remuneration				25.00%	25.00%
Average tax rate				25.74%		25.74%		25.74%			25.74%
Federal tax				21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State tax				4.74%	4.74%	4.74%	4.74%	4.74%	4.74%
Total tax loss carryforwards				€ 288,950,000		€ 243,800,000
Unused tax losses carried forward				238,400,000		196,200,000
Corporate income and trade tax				206,700,000		164,400,000
Tax losses										€ 34,800,000
Tax loss carryforwards				€ 15,750,000	$ 16,360	12,970,000	$ 14,300
Taxable income				80.00%	80.00%
Current income tax receivable				€ 1,281,649		1,390,280
Current and non-current financial assets				€ 42,600,000		€ 85,500,000
Capital ordinary shares issued (in Shares) | shares				59,351,710		58,883,272					59,351,710
Aggregate public offering (in Dollars) | $		$ 250,000
Sale of ordinary shares (in Dollars) | $		$ 75,000
Net proceeds				€ 800,000		€ 14,400,000	$ 15,700
Sales agreement (in Dollars) | $					$ 73,800
Common shares over time (in Dollars) | $			$ 50,000
Ordinary shares issued (in Shares) | shares								120,257	120,257
Common shares issued								€ 11,800,000
Sales agreement amounts (in Dollars) | $	$ 19,000								$ 35,200
Aggregate ordinary shares sold (in Shares) | shares												10,823,529	10,823,529
share sold (in Shares) | shares												1,411,764	1,411,764
Proceeds offering cost				2,500,000	2,800
Underwriting discounts				39,100,000	$ 43,200
Other offering expenses				400,000
Net proceeds from offering				€ 38,700,000
Ordinary share purchase								€ 2,300,000	$ 2,500
Price per share (in Dollars per share) | $ / shares									$ 5
Sale of additional shares (in Shares) | shares								500,000	500,000
Aggregate purchase price (in Dollars) | $									$ 7,500
Nominal value (in Euro per share) | € / shares								€ 0.12
Ordinary shares (in Shares) | shares								98,754
Ordinary shares sold at price (in Dollars per share) | $ / shares							$ 1.85
Price sold (in Dollars per share) | $ / shares							$ 3.35
Ordinary share purchase (in Shares) | shares				147,200,000							147,200,000
Preferred shares (in Shares) | shares				147,200,000							147,200,000
Nominal value per shares				€ 0.12
Company issued capital				100.00%	100.00%
Reimburse expenses				€ 50,000
Common shares in excess of nominal value (in Euro per share) | € / shares				€ 0.12
Variables held constant, percentage				10.00%	10.00%
Credit risk				€ 61,000,000		99,300,000
Cash and cash equivalents				18,400,000		12,800,000
Financial assets | $											$ 42,600
Credit Risk [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Financial assets						86,600,000
Other intangible assets [member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Research and development expenses				785
Cost of sales [member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Inventory write-downs				€ 300,000		€ 0
Ordinary Shares [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Nominal value per share | (per share)				€ 0.12								€ 0.12	$ 4.25
Ordinary shares (in Shares) | shares				468,438		21,503					468,438
Minimum [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Nominal fixed interest				0.30%	0.30%	0.40%	0.40%
Maximum [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Nominal fixed interest				6.25%	6.25%	4.125%	4.125%
Top of Range [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Foreign exchange on translation				€ 5,800,000
Exchange rate fluctuations (in Euro per share) | € / shares				€ 1.1428
Bottom of Range [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Foreign exchange on translation				€ 4,700,000
Exchange rate fluctuations (in Euro per share) | € / shares				€ 0.935
Market Program [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Ordinary shares issued (in Shares) | shares						3,235,723	3,235,723	2,568,208	2,568,208
Stock Option [Member]
Notes to the Consolidated Statements of Financial Position [Line Items]
Ordinary shares issued (in Shares) | shares						14,930	14,930